Employee Benefits - Analysis of expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [Line items]
Selling, general and administrative expenses	€ 21,687	€ 18,855	€ 14,712
Research & Development expenses	26,651	15,861	12,344
Employee benefits expense
Classes of employee benefits expense [Line items]
Selling, general and administrative expenses	8,738	7,811	3,718
Research & Development expenses	13,803	11,074	7,985
Total employee benefits	€ 22,541	€ 18,885	€ 11,703